Income Taxes - Components of income before tax and income tax expense for PRC and non-PRC operations (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Income/(loss) arising from PRC operations	¥ (214,743)	$ (30,846,000)	¥ (43,009)	¥ 104,208
(Loss)/income arising from non-PRC operations	958,986	137,750,000	(2,498)	(55,001)
Income/(loss) before tax	744,243	106,904,000	(45,507)	49,207
Income tax expense relating to PRC operations	20,243	2,908,000	20,129	14,739
Income tax expense/(benefit) relating to non-PRC operations	(2)	(300)	(24)	44
Income tax expense	¥ 20,241	$ 2,908,000	¥ 20,105	¥ 14,783
Effective tax rate for PRC operations	(9.40%)	(9.40%)	(46.80%)	14.10%